Debt (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Debt Default, Short-term Debt, Amount	$ 50,600		$ 50,600		$ 505,600	$ 427,500
Converted Debt and Accrued Interest Into Stock Amount			1,420,422		5,126,809
Gains (Loss) on Extinguishment of Debt			351,201		1,739,329
Loss on settlement of accounts payable, debt and conversion of Series C preferred stock	(1,510,613)	0	(4,452,439)	(2,542,073)	(3,862,458)	(433,400)
Debt Conversion, Converted Instrument, Shares Issued			290,951		346,282
Conversion Of Convertible Debt and Accrued Interest For Common Stock			1,069,402	0	3,387,480	1,033,500
Debt issue costs			(166,950)	(219,368)	(263,283)	0
Amortization of debt issue costs			286,523	225,686	229,499	7,596
Debt Discounts Total			3,554,673	3,258,106	5,473,291	380,000
Debt Issue Costs And Derivative Liability	427,759		427,759
Amortization of debt discount			6,086,521	2,434,232	3,237,219	48,739
Warrants Purchase Common Stock			22,633
Non Cash Convertible Note And Accrued Interest					26,353
Warrants issued in conjunction with debt issue costs			427,759	0
Convertible Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued			246,744		298,897	11,658
Debt Conversion Converted Into Stock Valuation			950,739		4,268,857	1,143,500
Conversion Of Convertible Debt and Accrued Interest For Common Stock			(759,095)		(2,923,136)	(1,138,500)
Convertible Debt [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price	$ 8.08		$ 8.08		$ 85.85	$ 566.95
Convertible Debt [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price	$ 2.98		$ 2.98		$ 2.72	$ 38.25
Unsecured Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued			44,208		38,562	10,738
Debt Conversion Converted Into Stock Valuation			469,683		420,452	1,439,141
Conversion Of Convertible Debt and Accrued Interest For Common Stock			(150,000)		(167,649)	(1,129,250)
Debt Instrument, Convertible, Conversion Price						$ 425.00
Unsecured Debt [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price	$ 13.60		$ 13.60		$ 42.50
Unsecured Debt [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price	$ 8.08		$ 8.08		$ 8.50
Secured Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued					8,824
Debt Conversion Converted Into Stock Valuation					437,500
Conversion Of Convertible Debt and Accrued Interest For Common Stock					$ (187,500)
Secured Debt [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price					$ 50.15
Secured Debt [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price					$ 49.30